Loss for the Period - Summary of Detailed Information about Loss After Charging Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Staff costs:
Salaries and other allowances	$ 1,320	$ 4,677
Retirement benefits scheme contributions	36	290
Share-based payment expenses	3,274	8,224
Total staff costs	4,630	13,191
Depreciation of plant and equipment	18	25
Amortization of right-of-use assets	115	164
Amortization of intangible assets	10	10
Impairment loss of intangible assets	1,500	10,000
Other expenses	$ 14	$ 90